SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deposits Prepayments And Other Receivables Net
Balance at beginning, January 1	$ (1,749,619)
Allowance for expected credit losses	(407,081)	(1,749,619)	$ 0
Written-off as uncollectible	2,156,979
Foreign currency translation	(279)
Balance at end, December 31		$ (1,749,619)